Share Capital - Warrant Plans (Details)	Jun. 30, 2021 shares € / shares	Apr. 20, 2021 shares patient € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (euro per share) | € / shares	€ 0.03
BSA 2021 (a)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)		48,103
Exercise price (in euros per share) | € / shares		€ 13.47
Number of awards subscribed (in shares)	0
BSA 2021 (a) | Supervisory Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)		48,103
Number of ordinary share subscribed per each BSA (in shares)		1
Par value per share (euro per share) | € / shares		€ 0.03
Exercise price (in euros per share) | € / shares		€ 13.47
Number of awards subscribed (in shares)	14,431
Maximum term of other equity instruments granted for share-based payment arrangement		10 years
Vesting requirements, minimum attendance		75.00%
Vesting requirements, attendance period		12 months
Vesting requirements, recommended dose determination, minimum number of patients | patient		2
Vesting requirements, recommended dose determination, total number of patients | patient		3
BSA 2021 (a) in replacement of BSA 2016 | Supervisory Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)		18,103
BSA 2021 (b)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)		30,000
Exercise price (in euros per share) | € / shares		€ 13.64
Number of awards subscribed (in shares)	0
BSA 2021 (b) | External consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)		30,000
Number of ordinary share subscribed per each BSA (in shares)		1
Par value per share (euro per share) | € / shares		€ 0.03
Exercise price (in euros per share) | € / shares		€ 13.64
Number of awards subscribed (in shares)	0
Maximum term of other equity instruments granted for share-based payment arrangement		10 years